INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 14, 2019 TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 28, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco CEF Income Composite ETF

Invesco DWA Momentum & Low Volatility Rotation ETF

Invesco DWA SmallCap Momentum ETF

Invesco DWA Tactical Multi-Asset Income ETF

Invesco DWA Tactical Sector Rotation ETF

Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF

Invesco KBW Regional Banking ETF

Invesco PureBetaSM MSCI USA ETF

Invesco PureBetaSM MSCI USA Small Cap ETF

Invesco Russell 1000 Enhanced Equal Weight ETF

Invesco Russell 1000 Equal Weight ETF

Invesco Russell 1000 Low Beta Equal Weight ETF

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

Invesco S&P 500® High Beta ETF

Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF

Invesco S&P 500 Enhanced Value ETF

Invesco S&P 500 Minimum Variance ETF

Invesco S&P 500 Momentum ETF

Invesco S&P 500 Value With Momentum ETF

Invesco S&P High Income Infrastructure ETF

Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco Shipping ETF

Invesco Solar ETF

(collectively, the “Funds”)

Effective today, Jonathan Nixon is no longer a Portfolio Manager of the Funds. Accordingly, all information and references related to him are hereby removed from the Prospectus and Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-PS-TRUST II-PRO-SAI-SUP-2 011419